Commitments and Contingencies - Additional Information (Detail)					6 Months Ended	12 Months Ended
	Jun. 04, 2025 USD ($)	May 02, 2025 USD ($)	Apr. 22, 2025 USD ($)	May 06, 2024 USD ($) $ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares
Other Commitments [Line Items]
Underwriters option period from the date of initial public offering					45 days	45 days
Shares issued, price per share | $ / shares					$ 10	$ 10
Rate of upfront discount				2
Underwritters fee percent				3.5
Upfront discount on underwriters				$ 5,750,000	$ 5,750,000	$ 5,750,000
Reimbursement of underwriters fee				1,808,750	1,808,750	1,808,750
Deferred underwriting fees				$ 10,062,500	$ 10,062,500	$ 10,062,500
Advisor cash fee	$ 7,000,000
Amount of additional advisor fee	3,000,000
Legal fees			$ 2,450,000
Amount of due diligence services fee		$ 1,050,000
Due diligence services fee paid		900,000
Remaining amount of due diligence services fee for business		$ 150,000
Minimum [Member]
Other Commitments [Line Items]
Percentage of premium on legal fee			50.00%
Maximum [Member]
Other Commitments [Line Items]
Reimbursement of advisor fee	$ 500,000
Percentage of premium on legal fee			100.00%
IPO [Member]
Other Commitments [Line Items]
Purchase up to additional shares | shares					3,750,000	3,750,000
Shares issued, price per share | $ / shares				$ 10
Over-Allotment Option [Member]
Other Commitments [Line Items]
Units issued during period, shares, new issues | shares				3,750,000
Shares issued, price per share | $ / shares				$ 9.8
Rate of upfront discount				2